Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	May 31, 2013	Nov. 30, 2012
Summarized Financial Information for Discontinued Operations

Summarized financial information for discontinued operations is set forth below:

	Three months ended May 31,		Six months ended May 31,
	2013	2012	2013	2012
	(In millions)
Net sales	$—	$—	$—	$—
Income before income taxes	—	0.3	(0.1)	0.3
Income tax (provision) benefit	(0.1)	0.1	0.1	0.1
Net (loss) income from discontinued operations	(0.1)	0.4	—	0.4

Summarized financial information for discontinued operations is set forth below:

	Year Ended
	2012	2011	2010
	(In millions)
Net sales	$—	$—	$—
Income before income taxes(1)	2.6	—	0.7
Income tax benefit	0.5	—	0.1
Income from discontinued operations	3.1	—	0.8

(1)	Includes foreign currency transaction gains and (losses) of $0.4 million in fiscal 2012, ($0.3) million in fiscal 2011, and $1.7 million in fiscal 2010.